Summary of Significant Accounting Policies - Schedule of Potentially Dilutive Securities Excluded from Computation of Diluted Shares Outstanding (Details) - shares	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Schedule of Potentially Dilutive Securities Excluded from Computation of Diluted Shares Outstanding [Line Items]
Total potentially dilutive securities	4,497,623	4,785,272	1,003,163	1,660,098	853,163
Options to Purchase Common Stock [Member]
Schedule of Potentially Dilutive Securities Excluded from Computation of Diluted Shares Outstanding [Line Items]
Total potentially dilutive securities		4,823	15,538
Convertible Notes Payable that Convert into Common Stock [Member]
Schedule of Potentially Dilutive Securities Excluded from Computation of Diluted Shares Outstanding [Line Items]
Total potentially dilutive securities	464,217			467,400
Stock Purchase Warrants to Acquire Common Stock [Member]
Schedule of Potentially Dilutive Securities Excluded from Computation of Diluted Shares Outstanding [Line Items]
Total potentially dilutive securities		4,780,449	987,625